Financial guarantee liabilities and financial guarantee assets - Schedule of guarantee assets movement activities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Short-term:
Short-term financial assets receivable	¥ 19,561	¥ 100,419
Allowance for credit losses	(992)	(9,045)
Short-term financial assets receivable, net	18,569	91,374
Long-term:
Long-term financial assets receivable	698	3,647
Allowance for credit losses	0	0
Long-term financial assets receivable, net	¥ 698	¥ 3,647